Restatement of Previously Issued Financial Statements (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Percentage of shares outstanding		50.00%
Tangible assets of at least	$ 5